DEPOSITS	12 Months Ended
Dec. 31, 2018
Deposits [Abstract]
DEPOSITS
10.	DEPOSITS

Deposits include security deposits to landlords of rental premises and deposits to the China Trust Protection Fund. In accordance with relevant rules of the China Trust Protection Fund, 1% of the size of trust plans subscribed is deposited in the Fund.